Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Beginning balance	₩ 259,479	₩ 266,373
Additions (reversals)	99,421	252,259
Usage	(177,419)	(259,153)
Ending balance	181,481	259,479
Current	117,676	173,322
Non-current	63,805	86,157
Litigation and claims [member]
Disclosure of other provisions [Line Items]
Beginning balance	1,680
Additions (reversals)	126	1,680
Ending balance	1,806	1,680
Current	1,806	1,680
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	249,368	257,126
Additions (reversals)	101,846	251,395
Usage	(177,419)	(259,153)
Ending balance	173,795	249,368
Current	109,990	163,211
Non-current	63,805	86,157
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	8,431	9,247
Additions (reversals)	(2,551)	(816)
Ending balance	5,880	8,431
Current	₩ 5,880	₩ 8,431